GOODWILL - Narrative (Details) CAD in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Goodwill recorded on Company's acquisitions in the U.S.
Asset impairment charges		CAD 1,388		CAD 3,745	CAD 0
Goodwill (Note 11)					4,034		CAD 13,958	CAD 4,812
Goodwill, impairment loss		1,085
Energy
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11)					CAD 960		CAD 0	CAD 1,145
Goodwill, impairment loss		CAD 1,085
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $			$ 573			$ 573
Percentage of fair value in excess of carrying amount (less than)						10.00%	10.00%
ANR
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $			1,900			$ 1,900
Percentage of fair value in excess of carrying amount (less than)						1000.00%	1000.00%
TRANSCANADA PIPELINES LIMITED | Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill, impairment loss | $			199
Ownership interest (percent)						46.45%	46.45%
Equity Attributable to Controlling Interests | Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill (Note 11) | $			386
Goodwill, period increase | $			$ 143
Natural Gas – Ravenswood | Energy
Goodwill recorded on Company's acquisitions in the U.S.
Asset impairment charges	CAD 1,085
Asset impairment charge, after tax	CAD 656